Cash and cash equivalents	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents.
Cash and cash equivalents

6.Cash and cash equivalents

	September 30,	December 31,
	2023	2022
	(Unaudited)
Banks and corporations	7,151,034	9,491,029
Short–term investments	4,918,167	5,907,785
Cash	1,543	2,244
	12,070,744	15,401,058

As of September 30, 2023, the balance of cash and cash equivalents includes $1,844,980 ($2,067,279 as of December 31, 2022) of restricted cash in: a) Interconexión Eléctrica S.A. E.S.P. for $1,767,893 ($1,987,409 as of December 31, 2022), b) Oleoducto

Bicentenario for $76,205 ($79,870 as of December 31, 2022), and c) other companies for $882, to be used in the next 12 months, exclusively to guarantee debt service (payment of principal and interest).

The fair value of cash and equivalents is close to its book value due to its short-term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to an insignificant risk of changes in value.